Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of detailed information about borrowings [text block]	The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of net debt issue costs, are as follows (in thousands):
	30 June 2023	31 December 2022
Senior Bonds	540,189	530,506
Convertible Bonds	51,211	32,441
Aztiq Convertible Bond	13,798	65,793
Mitsui Convertible Bond	54,134	—
Shinhan Convertible Bond	5,026	—
Alvogen Facility	70,271	64,588
Other borrowings	74,009	71,242
Total outstanding borrowings, net of debt issue costs	808,638	764,570
Less: current portion of borrowings	(22,463)	(19,916)
Total non-current borrowings	786,175	744,654

Disclosure Of Movements In Outstanding Borrowings [Explanatory]	Movements in the Group’s outstanding borrowings during the six months ended 30 June 2023 are as follows (in thousands):
30 June 2023
Borrowings, net at 1 January	764,570
Extinguishment of borrowings	(81,554)
Repayments of borrowings	(2,954)
Proceeds from new borrowings	96,450
Accrued interest	25,203
Recognition of new borrowing discount	(1,381)
Accretion/derecognition of borrowing discount	5,434
Amortisation of deferred debt issue cost	401
Foreign currency exchange difference	2,469
Borrowings, net at end of period	808,638

Schedule Of Maturities Of Outstanding Borrowings [Explanatory Text Block]	Maturities of the Group’s outstanding borrowings as of 30 June 2023 are as follows (in thousands):
30 June 2023
Within one year	22,463
Within two years	543,530
Within three years	197,841
Within four years	3,468
Thereafter	41,336
808,638